CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 68,547	¥ 478,200	¥ 800,997	¥ 291,973
Short-term investment			596,078
Amounts due from related parties	7,395	51,590
Other receivables, net	63,080	440,056	707,404
Total current assets	708,822	4,944,869	6,668,634
Total assets	771,639	5,383,096	7,349,390
Current liabilities
Other payables and accruals	186,676	1,302,292	1,128,068
Convertible notes, current	46,536	324,644	1,188,192
Non-current liabilities
Convertible notes, non-current	239,786	1,672,796
Total liabilities	704,966	4,917,976	4,977,747
Shareholders' equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019)	83	581	575
Additional paid-in capital	1,873,450	13,069,560	12,967,986
Accumulated other comprehensive income	9,775	68,192	86,061
Accumulated deficit	(1,816,055)	(12,669,165)	(10,680,489)
Total shareholders' equity	66,673	465,120	2,371,643	¥ (8,181,625)	¥ (4,443,852)
Total liabilities and shareholders' equity	$ 771,639	5,383,096	7,349,390
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents		3,341	10,288
Short-term investment			553,568
Prepaid expenses		1,047	23,100
Amounts due from related parties		9,140,957	9,318,188
Other receivables, net		6,984	18,015
Total assets		9,152,329	9,923,159
Current liabilities
Other payables and accruals		93,821	10,584
Investment deficit in subsidiaries		8,194,449	6,195,553
Amounts due to related parties		12,937	90,251
Convertible notes, current		324,644	1,188,192
Other current liabilities		22,998	64,446
Non-current liabilities
Convertible notes, non-current		34,312
Total liabilities		8,683,161	7,549,026
Shareholders' equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019)		581	575
Additional paid-in capital		13,069,560	12,967,986
Accumulated other comprehensive income		68,192	86,061
Accumulated deficit		(12,669,165)	(10,680,489)
Total shareholders' equity		469,168	2,374,133
Total liabilities and shareholders' equity		¥ 9,152,329	¥ 9,923,159